Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Disclosure of strategic reorganization impact	The nature and financial impact of these charges, which were all excluded from Adjusted Operating Income (“AOI”), are detailed below. The accounting for these charges also required the use of estimates and application of critical judgment.

2025	Cost of Revenues	Research and development costs	Gains/ (losses) on disposal of investments	Share of the profit/(loss) of equity method investees	Total
(€ million)
Platform impairments	2,730	3,853	—	—	6,583
Costs related to product plan realignments and program cancellations	6,989	2,083	—	—	9,072
Battery JVs	—	—	1,571	483	2,054
Hydrogen fuel cell program discontinuation	338	286	—	470	1,094
Total	10,057	6,222	1,571	953	18,803

Disclosure of reclassifications or changes in presentation

	Year ended December 31, 2024
(€ million)	As previously reported	Reclassifications	As reclassified
Net profit/(loss)	5,520	(5,520)	—
Profit/(loss) before taxes	—	4,032	4,032
Adjustments for non-cash items and other:
depreciation and amortization	7,226	—	7,226
(gains)/losses on disposals	(32)	—	(32)
change in deferred taxes	(2,921)	2,921	—
share of the profit/(loss) of equity method investees	381	(335)	46
other non-cash items	1,927	—	1,927
Change in provisions and employee benefits liabilities	1,779	—	1,779
Net change in receivables related to financial services activities	—	(3,455)	(3,455)
Change in carrying amount of leased vehicles	(3,885)	—	(3,885)
Dividends received	—	335	335
Income tax received/(paid), net	—	(2,792)	(2,792)
Changes in working capital	(5,987)	2,341	(3,646)
Net cash from/(used in) operating activities	4,008	(2,473)	1,535
Proceeds from disposal of shares in consolidated companies and of investments in non-consolidated companies	261	—	261
Acquisitions of consolidated subsidiaries and equity method investments	(1,652)	—	(1,652)
Proceeds from disposals of property, plant and equipment and intangible assets	365	—	365
Investments in property, plant and equipment and intangible assets	(11,060)	—	(11,060)
Change in amounts payable on property, plant and equipment and intangible assets	223	—	223
Changes in loans to joint ventures and associates	(4,151)	3,455	(696)
Change in securities	—	2,422	2,422
Other changes	32	—	32
Net cash from/(used in) investing activities	(15,982)	5,877	(10,105)
Distributions paid:
to Stellantis shareholders	(4,651)	—	(4,651)
to non-controlling shareholders of subsidiaries	(10)	—	(10)
Proceeds from issuance of shares	104	—	104
(Purchases)/sales of treasury shares	(3,000)	—	(3,000)
Changes in short-term debt and other financial assets and liabilities	2,557	(982)	1,575
Changes in long-term debt	4,644	(4,644)	—
Gross outflows in repayments of long-term debt	—	(8,471)	(8,471)
Proceeds from issuances of long-term debt	—	13,115	13,115
Change in securities	2,422	(2,422)	—
Other changes	(5)	—	(5)
Net cash from/(used in) financing activities	2,061	(3,404)	(1,343)
Effect of changes in exchange rates	410	—	410
(Increase)/decrease in cash and cash equivalents included in asset held for sale	(66)	—	(66)
Increase/(decrease) in cash and cash equivalents	(9,569)	—	(9,569)
Net cash and cash equivalents at beginning of the period	43,669	—	43,669
Net cash and cash equivalents at end of the period	34,100	—	34,100

	Year ended December 31, 2023
(€ million)	As previously reported	Reclassifications	As reclassified
Net profit/(loss)	18,625	(18,625)	—
Profit/(loss) before taxes	—	22,418	22,418
Adjustments for non-cash items and other:
depreciation and amortization	7,549	—	7,549
(gains)/losses on disposals	(195)	—	(195)
change in deferred taxes	701	(701)	—
share of the profit/(loss) of equity method investees	(156)	(312)	(468)
other non-cash items	720	—	720
Change in provisions and employee benefits liabilities	2,460	—	2,460
Net change in receivables related to financial services activities	—	(3,586)	(3,586)
Change in carrying amount of leased vehicles	(1,747)	—	(1,747)
Dividends received	—	312	312
Income tax received/(paid), net	—	(2,649)	(2,649)
Changes in working capital	(5,472)	(1,388)	(6,860)
Net cash from/(used in) operating activities	22,485	(4,531)	17,954
Proceeds from disposal of shares in consolidated companies and of investments in non-consolidated companies	1,457	—	1,457
Acquisitions of consolidated subsidiaries and equity method investments	(3,885)	—	(3,885)
Proceeds from disposals of property, plant and equipment and intangible assets	533	—	533
Investments in property, plant and equipment and intangible assets	(10,193)	—	(10,193)
Change in amounts payable on property, plant and equipment and intangible assets	1,068	—	1,068
Changes in loans to joint ventures and associates	(3,834)	3,586	(248)
Change in securities	—	(2,754)	(2,754)
Other changes	(193)	—	(193)
Net cash from/(used in) investing activities	(15,047)	832	(14,215)
Distributions paid:		—	—
to Stellantis shareholders	(4,208)	—	(4,208)
to non-controlling shareholders of subsidiaries	—	—	—
Proceeds from issuance of shares	92	—	92
(Purchases)/sales of treasury shares	(2,434)	—	(2,434)
Changes in short-term debt and other financial assets and liabilities	328	945	1,273
Changes in long-term debt	(214)	214	—
Gross outflows in repayments of long-term debt	—	(4,382)	(4,382)
Proceeds from issuances of long-term debt	—	4,168	4,168
Change in securities	(2,754)	2,754	—
Other changes	(10)	—	(10)
Net cash from/(used in) financing activities	(9,200)	3,699	(5,501)
Effect of changes in exchange rates	(836)	—	(836)
(Increase)/decrease in cash and cash equivalents included in asset held for sale	(166)	—	(166)
Increase/(decrease) in cash and cash equivalents	(2,764)	—	(2,764)
Net cash and cash equivalents at beginning of the period	46,433	—	46,433
Net cash and cash equivalents at end of the period	43,669	—	43,669

Disclosure of principal exchange rates used to translate other currencies	The principal exchange rates used to translate other currencies into Euro were as follows:

	2025		2024		2023
	Average	At December 31	Average	At December 31	Average	At December 31
U.S. Dollar (USD)	1.130	1.175	1.082	1.039	1.081	1.105
Canadian Dollar (CAD)	1.578	1.609	1.482	1.495	1.460	1.464
Mexican Peso (MXN)	21.675	21.118	19.806	21.550	19.193	18.723
Pound Sterling (GBP)	0.857	0.873	0.847	0.829	0.870	0.869
Polish Zloty (PLN)	4.241	4.227	4.306	4.273	4.544	4.348
Swiss Franc (CHF)	0.937	0.931	0.953	0.941	0.972	0.926
Turkish Lira (TRY)(1)	n.a.	50.331	n.a.	36.769	n.a.	32.603
Brazilian Real (BRL)	6.309	6.469	5.828	6.435	5.401	5.350
Argentine Peso (ARS)(2)	n.a.	1707.560	n.a.	1071.106	n.a.	893.404
Chinese Renminbi (CNY)	8.116	8.226	7.786	7.583	7.657	7.851
Japanese Yen (JPY)	168.976	184.090	163.844	163.060	151.854	156.330
n.a. = not applicable
(1) From April 1, 2022, Türkiye’s economy was considered to be hyperinflationary. Transactions after January 1, 2022 for entities with the
Turkish Lira as the functional currency were translated using the spot rate at the end of the period. The price indices used are published by the Turkish Statistical Institute
(2) From July 1, 2018, Argentina’s economy was considered to be hyperinflationary. Transactions after July 1, 2018 for entities with the
Argentine Peso as the functional currency were translated using the spot rate at the end of the period. The price indices used are published by the Insituto Nacional de Estadistica y Censos de la Republica Argentina

Disclosure of estimated useful lives for property, plant and equipment	During the years ended December 31, 2025, 2024 and 2023, assets were depreciated on a straight-line basis over their estimated useful lives as follows:

Years
Buildings	33 - 40
Plant, machinery and equipment	2 - 25
Other assets - Assets subject to operating leases	1 - 3
Other assets - Other assets	2 - 34

(€ million)	Land	Buildings	Plant, machinery and equipment	Other assets	Advances and tangible assets in progress	Total
Gross carrying amount at January 1, 2024	1,448	10,115	50,727	8,445	5,542	76,277
Additions	7	730	3,052	5,805	2,884	12,478
Divestitures and disposals	(19)	(321)	(1,761)	(609)	—	(2,710)
Change in the scope of consolidation	5	42	(64)	207	29	219
Translation differences	3	142	596	382	175	1,298
Transfer to Assets held for sale	(22)	(75)	(11)	(2)	—	(110)
Other changes	(31)	190	2,307	(227)	(2,519)	(280)
At December 31, 2024	1,391	10,823	54,846	14,001	6,111	87,172
Additions	1	428	2,764	9,010	1,042	13,245
Divestitures and disposals	(22)	(144)	(1,296)	(2,256)	(4)	(3,722)
Change in the scope of consolidation	2	2	(3)	10	—	11
Translation differences	(63)	(492)	(2,319)	(1,225)	(417)	(4,516)
Transfer to Assets held for sale	25	20	1	1	3	50
Other changes	(2)	312	1,774	(813)	(2,469)	(1,198)
At December 31, 2025	1,332	10,949	55,767	18,728	4,266	91,042
Accumulated depreciation and impairment losses at January 1, 2024	32	4,643	31,808	2,082	25	38,590
Depreciation	3	602	3,769	986	—	5,360
Divestitures and disposal	(1)	(244)	(1,624)	(305)	—	(2,174)
Impairment losses and asset write-offs	1	24	343	—	1	369
Change in the scope of consolidation	—	—	(119)	49	—	(70)
Translation differences	1	21	214	70	(2)	304
Transfer to Assets held for sale	—	(34)	(4)	(1)	—	(39)
Other changes	(5)	12	(138)	(43)	(5)	(179)
At December 31, 2024	31	5,024	34,249	2,838	19	42,161
Depreciation	3	594	3,361	1,855	—	5,813
Divestitures and disposals	—	(112)	(1,234)	(539)	—	(1,885)
Impairment losses and asset write-offs	3	(1)	2,209	43	1,019	3,273
Change in the scope of consolidation	—	—	(2)	(1)	—	(3)
Translation differences	(1)	(124)	(968)	(204)	(4)	(1,301)
Transfer to Assets held for sale	12	16	1	—	—	29
Other changes	(12)	8	(220)	224	(3)	(3)
At December 31, 2025	36	5,405	37,396	4,216	1,031	48,084
Carrying amount at December 31, 2024	1,360	5,799	20,597	11,163	6,092	45,011
Carrying amount at December 31, 2025	1,296	5,544	18,371	14,512	3,235	42,958

Disclosure of initial measurement and measurement category of financial instruments

Financial asset cash flow business model	Initial measurement(1)	Measurement category(3)
Solely to collect the contractual cash flows (Held to Collect)	Fair Value including transaction costs	Amortized Cost(2)
Collect both the contractual cash flows and generate cash flows arising from the sale of assets (Held to Collect and Sell)	Fair Value including transaction costs	Fair value through other comprehensive income (“FVOCI”)
Generate cash flows primarily from the sale of assets (Held to Sell)	Fair Value	FVPL
(1) Trade receivables without a significant financing component, as defined by IFRS 15 - Revenue from contracts with customers, are initially measured at the transaction price
(2) Receivables with maturities of over one year, which bear no interest or have an interest rate significantly lower than market rates are discounted using market rates
(3) On initial recognition, the Company could irrevocably designate a financial asset at FVPL that otherwise met the requirements to be measured at amortized cost or at FVOCI if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise

Disclosure of impairment models used for financial assets categories	The table below indicates the impairment model used for each of the Company’s financial asset categories. Impairment losses on financial assets are recognized in the Consolidated Income
Statement within the corresponding line items, based on the classification of the counterparty.

Financial asset	IFRS 9 impairment model
Trade receivables	Simplified approach
Receivables from financing activities	General approach
Other receivables	General approach

Disclosure of three-stages method for determining and measuring impairment	The “three-stages” for determining and measuring the impairment based on changes in credit quality since initial recognition are summarized below:

Stage	Description	Time period for measurement of ECL
Stage 1	A financial instrument that is not credit-impaired on initial recognition	12-month ECL
Stage 2	A financial instrument with a significant increase in credit risk since initial recognition	Lifetime ECL
Stage 3	A financial instrument that is credit-impaired or has defaulted	Lifetime ECL

Disclosure of sensitivity analysis for actuarial assumptions	At December 31, 2025, the effect on the defined benefit obligation of a decrease or increase in the discount rate, holding all other assumptions constant, is as follows:

(€ million)	Effect on pension benefit obligation increase/(decrease) in Net liability	Germany and France	UK	U.S. and Canada	Other
25 basis point decrease in discount rate	511	90	42	373	6
25 basis point increase in discount rate	(489)	(85)	(40)	(358)	(6)
At December 31, 2025, the effect of a decrease or increase in the key assumptions affecting the health care and life insurance plans, holding all other assumptions constant, is shown below:

(€ million)	Effect on health care, life insurance and OPEB obligation
25 basis point decrease in discount rate	59
25 basis point increase in discount rate	(57)
100 basis point decrease in health care cost trend rate	(13)
100 basis point increase in health care cost trend rate	15